Financial Assets Measured At Fair Value Through Other Comprehensive Income - Summary of Significant Unobservable Inputs And Sensitivity Analysis Within Level 2 (Detail) - Level 2 of fair value hierarchy [member]
12 Months Ended
Dec. 31, 2022
Exit Multiple [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Description of inputs used in fair value measurement, assets	Exit Multiple
Description of interrelationships between unobservable inputs and of how they might magnify or mitigate effect of changes in unobservable inputs on fair value measurement, assets	10% increase (decrease) in the Exit Multiple would result in an increase (decrease) in the fair value by USD5.9 million.
EBITDA margin (% of revenue) [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Description of inputs used in fair value measurement, assets	EBITDA margin (% of revenue)
Description of interrelationships between unobservable inputs and of how they might magnify or mitigate effect of changes in unobservable inputs on fair value measurement, assets	50 basis points increase (decrease) in the EBITDA margin (% of revenue) would result in an increase (decrease) in the fair value by USD 9.2 million.
Weighted Average Cost of Capital ("WACC") [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Description of inputs used in fair value measurement, assets	Weighted Average Cost of Capital (“WACC”)
Description of interrelationships between unobservable inputs and of how they might magnify or mitigate effect of changes in unobservable inputs on fair value measurement, assets	500 basis points increase (decrease) in the WACC would result in a decrease (increase) in the fair value by USD8.8 million (USD10.6 million).
Discount for Lack of Marketability ("DLOM") [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Description of inputs used in fair value measurement, assets	Discount for Lack of Marketability (“DLOM”)
Description of interrelationships between unobservable inputs and of how they might magnify or mitigate effect of changes in unobservable inputs on fair value measurement, assets	500 basis points increase (decrease) in the DLOM would result in a decrease (increase) in the fair value by USD3.5 million.